Document and Entity Information	12 Months Ended
Feb. 29, 2012
Document and Entity Information (Abstract)
Document Type	20-F
Document Period End Date	Feb 29, 2012
Amendment Flag	false
Entity Registrant Name	Allships Ltd.
Entity Central Index Key	0001083725
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--02-29
Entity Filer Category	Non-accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	4,799,902,350
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Balance Sheets (USD $)	Feb. 29, 2012	Feb. 28, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 129,095	$ 852,251
Prepayments	364	0
Due from Shareholders	4,582	0
Accrued income	0	487
Total current assets	134,041	852,738
CURRENT LIABILITIES:
Accounts payable	0	85
Accrued liabilities (Note 4)	42,909	75,533
Due to related parties (Note 5)	247,382	845,140
Total current liabilities	290,291	920,758
COMMITMENTS AND CONTINGENCIES (Note 9)	0	0
STOCKHOLDERS' DEFICIT
Common stock, $0.000167 par value; 10,000,000,000 authorized ; 4,799,902,350 issued and outstanding, as at February 28, 2011 and February 29, 2012 (Note 6)	800,000	800,000
Additional paid-in capital	3,327,108	3,327,108
Accumulated deficit	(4,283,358)	(4,195,128)
Total stockholders' deficit	(156,250)	(68,020)
Total liabilities and stockholders' deficit	$ 134,041	$ 852,738

Balance Sheets (Parentheticals) (USD $)	Feb. 29, 2012	Feb. 28, 2011
Balance Sheets
Common Stock Par Value	$ 0.000167	$ 0.000167
Common Stock Shares Authorized	10,000,000,000	10,000,000,000
Common Stock Shares Issued	4,799,902,350	4,799,902,350
Common Stock Shares Outstanding	4,799,902,350	4,799,902,350

Statements of Loss and Comprehensive Loss (USD $)	12 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
Expenses
General and administrative expenses	$ (98,578)	$ (90,464)	$ (142,430)
Other Income/(Expenses)
Interest Income	10,911	32,150	18,734
Bank Charges	(563)	(477)	(687)
Total other income	10,348	31,673	18,047
Net loss	(88,230)	(58,791)	(124,383)
Loss per common share, basic and diluted	$ 0	$ 0	$ 0
Weighted average number of shares, basic and diluted	4,799,902,350	4,799,902,350	4,226,736,452
Other Comprehensive Loss	0	0	0
Comprehensive Loss	$ (88,230)	$ (58,791)	$ (124,383)

Statements of Stockholders' Equity/(Deficit) (USD $)	Total	Capital Stock	Additional Paid-in Capital	Advances for capital increase	Accumulated Deficit
Balance at Feb. 28, 2009	$ 115,154	$ 7,555	$ 3,327,108	$ 792,445	$ (4,011,954)
Stocks issued at Feb. 28, 2009		45,230,693
Capital increase, value		792,445		(792,445)
Capital increase, shares		4,754,671,657
Net loss	(124,383)				(124,383)
Balance at Feb. 28, 2010	(9,229)	800,000	3,327,108	0	(4,136,337)
Stocks issued at Feb. 28, 2010		4,799,902,350
Net loss	(58,791)				(58,791)
Balance at Feb. 28, 2011	(68,020)	800,000	3,327,108		(4,195,128)
Stocks issued at Feb. 28, 2011		4,799,902,350
Net loss	(88,230)				(88,230)
Balance at Feb. 29, 2012	$ (156,250)	$ 800,000	$ 3,327,108		$ (4,283,358)
Stocks issued at Feb. 29, 2012		4,799,902,350

Statements of Cash Flows (USD $)	12 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
Cash flows from operating activities
Net loss	$ (88,230)	$ (58,791)	$ (124,383)
Changes in operating assets and liabilities:
Prepayments	(364)	365	(365)
Accrued Income	487	133	(620)
Accounts payable	(85)	85	(1,212)
Accrued liabilities	(32,624)	16,601	(28,245)
Due from stockholders	(4,582)	0	(7,555)
Net cash used in operating activities	(125,398)	(41,607)	(162,380)
Cash flows from financing activities
Advances from related parties	262,242	75,293	173,227
Advances to related parties	(860,000)	(150)	0
Net cash provided by/(used in) financing activities	(597,758)	75,143	173,227
Net increase/(decrease) in cash and cash equivalents	(723,156)	33,536	10,847
Cash and cash equivalents, beginning of year	852,251	818,715	807,868
Cash and cash equivalents, end of year	$ 129,095	$ 852,251	$ 818,715

Basis of Presentation and General Information	12 Months Ended
Feb. 29, 2012
Basis Of Presentation and General Information [Abstract]
Basis of Presentation and General Information:

1.    Basis of Presentation and General Information:

The accompanying financial statements include the accounts of AllShips Ltd. (the "Company") which was incorporated in Bermuda on March 24, 1998 under the name of Omninet International Ltd and was renamed to AllShips Ltd. on March 18, 2005. The Company has no operations.

On December 22, 2008, the Company was redomiciled to the Marshall Islands. The Company's common stock was previously eligible for trading on the pink sheets under the symbol "OMILF.PK" until October 10, 2008. The Company is still exploring new ticker symbol options as well as engaging in a market maker.

Significant Accounting Policies	12 Months Ended
Feb. 29, 2012
Significant Accounting Policies [Abstract]
Significant Accounting Policies:

2.    Significant Accounting Policies:

(a)	Basis of Preparation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles.

(b)

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c)

Foreign Currency Translation: The functional currency of the Company is the U.S. dollar. The Company's books of accounts are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to reflect the reporting date exchange rates. Resulting gains or losses are included in General and administrative expenses in the accompanying statements of loss. There were no material gains or losses during any of the periods presented.

(d)	Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

(e)

Share-Based Compensation:  Stock-based compensation represents vested and non-vested common stock granted to employees and directors, for their services. The Company calculates total compensation expense for the award based on its fair value on the grant date and amortizes the total compensation on a straight-line basis over the vesting period of the award or service period. Historically, the Company has limited its share-based payments activity to grants of Company shares with no future vesting conditions to non-employee directors for their services as directors (a practice that has been discontinued since November 2004) and, as such, there is no material impact on its results of operations, financial position or cash flows.

(f)

Loss Per Common Share: Basic loss per common share is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding during the year. Diluted loss per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock result in the issuance of such stock. The Company had no dilutive securities during the periods presented. For purposes of computing basic and diluted loss per common share, shares without vesting conditions committed to be issued under stock-based compensation arrangements or in settlement of stockholders' advances are considered outstanding on the grant date or the date the shares were actually issued in settlement of the outstanding advances due to stockholders, respectively.

(g)	Recent Accounting Pronouncements:

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs", ("ASU 2011-04"). ASU 2011-04 amends Accounting Standards Codification ("ASC") 820, "Fair Value Measurements", ("ASC 820"), providing a consistent definition and measurement of fair value, as well as similar disclosure requirements between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles, clarifies the application of existing fair value measurement and expands the ASC 820 disclosure requirements, particularly for Level 3 fair value measurements. ASU 2011-04 will be effective for the Company's fiscal year beginning March 1, 2012. The adoption of ASU 2011-04 is not expected to have a material effect on our financial statements, but may require certain additional disclosures.

In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income, Presentation of Comprehensive Income ("Topic 220") which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220, "Comprehensive income", and requires entities to report components of comprehensive income in either (i) a continuous statement of comprehensive income or (ii) two separate but consecutive statements. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this ASU should be applied retrospectively and they are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures.

In December 2011, the FASB issued ASU 2011-12, "Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standard Update No 2011-05". The amendments in this ASU supersede certain pending paragraphs in ASU 2011-05, to effectively defer the requirement that company's present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. Companies are still required to present reclassifications out of accumulated other comprehensive income on the face of the financial statements or disclose those amounts in the notes to the financial statements.

Going Concern	12 Months Ended
Feb. 29, 2012
Going Concern [Abstract]
Going Concern:

3.    Going concern:

The Company has no source of revenues, has continued to incur losses and is dependent on its shareholders to continue as a going concern. As of February 29, 2012, the Company had a working capital deficit of $156,250, accumulated deficit of $4,283,358 and stockholders' deficit of $156,250. In order for the Company to continue as a going concern, it will require additional funding from its shareholders or borrowings from a lending institution. Management's intention is to seek funding; however, there can be no assurance that the Company will be able to raise such funding.

Accrued Liabilities	12 Months Ended
Feb. 29, 2012
Accrued Liabilities [Abstract]
Accrued Liabilities:

4.     Accrued Liabilities:

The amounts shown in the accompanying balance sheets are analyzed as follows:

	2011	2012
Legal fees	$15,000	$18,000
Directors remuneration	44,000	-
Audit fees	16,533	22,840
Other	-	2,069
	$75,533	$42,909

Related Party Transactions	12 Months Ended
Feb. 29, 2012
Related Party Transactions [Abstract]
Related Party Transactions:

5.    Related Party Transactions:

The amounts of $845,140 and $247,382 included in the accompanying 2011 and 2012 balance sheets, respectively, represent amounts due to Cardiff Marine Inc. ("Cardiff"), a ship management company, as a result of the payments made by Cardiff, on behalf of the Company.

Mr. George Economou, the Company's Chairman and director, controls the Entrepreneurial Spirit Foundation (the "Foundation"), a Liechtenstein foundation that owns 70% of the issued and outstanding capital stock of Cardiff. The other shareholder of Cardiff is Prestige Finance S.A., a Liberian corporation, all of the issued and outstanding capital of which is beneficially owned by Mr. Economou's sister, Ms. Chryssoula Kandylidis.

Common Stock	12 Months Ended
Feb. 29, 2012
Common Stock [Abstract]
Common Stock:

6.    Common Stock:

On April 14, 2009 the Company increased its issued share capital to 4,799,902,350 shares, through the issuance of additional 4,754,671,657 shares of common stock par value $0.000167. The capital increase was funded through the amount of $800,000 previously advanced by the Company's three major stockholders, Eurotrader Marine Inc., Fairmont Services Corp., and Gulfwind Maritime Inc., and by entities affiliated with the Company's Chairman and Director. The remainder of the amount advanced of $7,555 was refunded to the Company's stockholders on September 10, 2009 through Cardiff. On May 20, 2009, at the Annual General Meeting, the Shareholders approved a further amendment to the articles of incorporation which increased the number of shares of authorized common stock to 10,000,000,000 common shares, par value $0.000167. On July 29, 2010, the Company filed an amendment to the articles of incorporation, increasing the amount of the Company's authorized common stock to 10,000,000,000 shares, par value $0.000167.

Taxation	12 Months Ended
Feb. 29, 2012
Taxation [Abstract]
Taxation:

7.    Taxation:

Under Bermuda law the Company is not required to pay any taxes in Bermuda on either income or capital gains. The Company has received Tax Assurance from the Minister of Finance in Bermuda indicating that in event of any subsequent legislation imposing such taxes, the Company will be exempted from resulting taxation until the year 2016. Following the Company's redomiciliation to the Republic of the Marshall Islands, the Company continues not to be liable for any taxes as the Marshall Islands do not impose tax on international shipping income earned by a "non-resident" corporation thereof.

Stock Option Plans	12 Months Ended
Feb. 29, 2012
Stock Option Plans [Abstract]
Stock Option Plans:

8.     Stock Option Plans:

On June 5, 2000, Company's stockholders approved the 2000 Outside Directors' Stock Option Plan and set aside 100,000 shares of the Company's common stock for issuance there under. Under the terms of the Outside Directors' Plan, each non-employee director will automatically be eligible to receive an option, which option may be granted by a committee of our board of directors, to purchase 5,000 shares of our common stock for each year that he serves as our director.

The Company's stockholders also approved the 2000 Stock Incentive Plan and set aside 1,100,000 shares of our common stock for issuance there under. The 2000 Stock Incentive Plan allows the Company's Board of Directors to grant certain of the Company's key employee's options to purchase our common stock, and is intended to enhance the Company's ability to attract and retain key personnel. The 2000 Stock Incentive Plan allows a committee of the Board of Directors to make awards of a variety of equity-based incentives to employees including stock awards, options to purchase shares of company common stock, stock appreciation rights, phantom shares, dividend equivalent rights and similar rights. As of February 29, 2012 no options, shares or rights have been issued or granted under either of the above plans.

Commitments and Contingencies	12 Months Ended
Feb. 29, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies:

9.    Commitments and Contingencies:

Various claims, suits and complaints, including those involving government regulations and product liability, arise in the ordinary course of business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessel. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying financial statements.